Equity reserves	12 Months Ended
Dec. 31, 2025
Equity reserves

11.  Equity reserves

Options

The Plans provide that certain key employees, officers, directors and consultants may be granted options to acquire common shares of the Company. The exercise price, expiry date and vesting terms are determined by the Board of Directors. The Plans permits the issuance of options, which, together with the Company’s other share compensation arrangements, may not exceed 10% of the Company’s issued common shares as at the date of grant.

The following summarizes the stock option activity for the years ended December 31, 2025 and 2024:

	2025		2024
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	1,346,838	3.70	1,347,398	3.70
Granted	-	-	240,000	4.16
Cancelled	-	-	(240,560)	4.16

Outstanding, end of year	1,346,838	3.70	1,346,838	3.70

Exercisable, end of year	1,346,838	3.70	1,346,838	3.70

The following table summarizes information of stock options outstanding as at December 31, 2025:

		Options Outstanding		Options Exercisable
Expiry date	Exercise price	Number of options outstanding	Weighted average remaining contractual life	Number of options exercisable	Weighted average remaining contractual life
	C$	#	Years	#	Years
June 30, 2026	3.25	680,703	0.50	680,703	0.50
March 9, 2027	4.16	666,135	1.19	666,135	1.19

		1,346,838	0.84	1,346,838	0.84

In January 2026, 2,400,000 Options were granted to directors, officers and employees of the Company. The Options vest in 25% increments on each of July 2, 2026, January 2, 2027, July 2, 2027 and January 2, 2028.

On June 12, 2024, 240,000 stock options were granted to a non-related third-party service provider as consideration for its consulting services. The stock options granted have an exercise price of C$4.16 per share and expire on March 9, 2027. The Company determined the fair value of the consulting services provided based on similar consulting agreements entered into by the Company with other non-related third-party service providers. The stock options vested in 25% increments, on each of June 12, 2024, June 30, 2024, September 30, 2024 and December 31, 2024. The share-based compensation expense related to the stock option grant was recorded over the vesting period, being the duration of the 2024 calendar year, as per the terms of the consulting services agreement.

Restricted Share Units

The Plans provide that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants non-transferable RSUs based on the value of the Company’s share price at the date of grant. All RSU agreements granted by the Board of Directors from the date of incorporation through December 31, 2025, do not give the Company or the holder the option to settle in cash and can only be equity settled. As the Company does not have a present obligation to settle the issued RSUs in cash, the RSUs issued have been treated as equity-settled instruments and measured at the grant date fair value.

During the year ended December 31, 2025, 865,371 RSUs were granted to directors, officers and employees, and vest as follows:

•	829,915 RSUs vest in 25% increments on each of July 2, 2025, January 2, 2026, July 2, 2026 and January 2, 2027.
•	18,095 RSUs vested 100% on September 16, 2025.
•	17,361 RSUs vested 100% on October 27, 2025.

The share-based compensation expense related to RSU grants is recorded over the vesting period. For the year ended December 31, 2025, total share-based compensation of $2,053 was recognized. This amount comprises:

•	Share-based compensation of $1,992 (December 31, 2024: $2,140) recognized in the consolidated statements of income (loss) and comprehensive loss; and
•	Share-based compensation of $61 (December 31, 2024: $nil) recognized in royalty interests.

The following summarizes the RSU activity for the years ended December 31, 2025 and 2024:

	2025		2024
	Number	Weighted average fair value	Number	Weighted average fair value
	#	$	#	$
Outstanding, beginning of year	1,309,061	2.23	952,018	2.62
Granted	865,371	2.32	990,804	2.01
Exercised	(604,737)	2.36	(633,761)	2.48

Outstanding, end of year	1,569,695	2.23	1,309,061	2.23

Vested, end of year	896,012	2.21	807,231	2.36

In January 2026, 699,656 RSUs were granted to directors, officers and employees of the Company. The RSUs vest as follows:

•	121,308 RSUs vest on January 21, 2026; and
•	578,348 RSUs vest in 25% increments on each of July 2, 2026, January 2, 2027, July 2, 2027 and January 2, 2028.

Warrants

During the year ended December 31, 2024, 6,407,883 warrants expired, unexercised.